FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedule of sensitivity analysis
The following table demonstrates the sensitivity to a possible change in exchange rates against the U.S. dollar with all other variables held constant. Additional sensitivity changes to the indicated currencies are expected to be approximately proportionate. The table shows the effect on the Company’s profit before tax (due to changes in the value of monetary assets and liabilities, including foreign currency derivatives). The Company’s exposure to foreign currency changes for all other currencies (including Kazak Tenge) is not material.

	Effect on profit / (loss) before tax
Change in foreign exchange rate against US$	10% depreciation	10% appreciation

2024
Russian Ruble	8	(9)
Bangladeshi Taka	(3)	4
Pakistani Rupee	(3)	3
Ukrainian Hryvnia	33	(36)
Other currencies (net)*	(3)	2

2023
Russian Ruble	14	(16)
Bangladeshi Taka	(30)	33
Pakistani Rupee	(13)	15
Ukrainian Hryvnia	(2)	2
Other currencies (net)	(3)	3

*Other currencies (net)* includes the impact of Kazakhstan Tenge.

Schedule of available facilities for liquidity risk
The Company had the following available facilities as of December 31:

	Amounts in millions of transactional currency				US$ equivalent amounts
	Final availability period	Facility amount	Utilized	Available	Facility amount	Utilized	Available
2024
Pakistan Mobile Communications Limited - Term Facility	May 2026	PKR75,000	PKR64,800	PKR10,200	270	233	37

	Amounts in millions of transactional currency				US$ equivalent amounts
	Final availability period	Facility amount	Utilized	Available	Facility amount	Utilized	Available
2023
KaR-Tel LLP - Term Facility	Nov 2026	KZT 15,000	KZT 9,800	KZT 5,200	33	22	11
Banglalink Digital Communications Ltd - Term Facility	May 2024	BDT 8,000	BDT 5,000	BDT 3,000	73	46	27

Schedule of maturity analysis of financial liabilities
The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. Payments related to variable interest rate financial liabilities and derivatives are included based on the interest rates and foreign currency exchange rates applicable as of December 31, 2024 and 2023, respectively. The total amounts in the table differ from the carrying amounts as stated in Note 17 as the below table includes both undiscounted principal amounts and interest while the carrying amounts are measured using the effective interest rate method.

	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
As of December 31, 2024
Bank loans and bonds	1,472	1,779	354	426	4,031
Lease liabilities	173	581	427	494	1,675
Trade and other payables	1,276	—	—	—	1,276
Other financial liabilities	86	159	37	41	323
Total financial liabilities	3,007	2,519	818	961	7,305

	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
As of December 31, 2023
Bank loans and bonds	1,433	1,391	1,416	237	4,477
Lease liabilities	150	497	356	514	1,517
Derivative financial liabilities
Gross cash inflows	(14)	—	—	—	(14)
Gross cash outflows	16	—	—	—	16
Trade and other payables	1,200	—	—	—	1,200
Other financial liabilities	137	203	87	66	493
Total financial liabilities	2,922	2,091	1,859	817	7,689